Leases (Tables)	12 Months Ended
Mar. 31, 2022
Leases
Schedule of maturity profile of the Group's lease liabilities

	2022	2021
	€m	€m
Within one year	3,130	3,419
In more than one year but less than two years	2,189	2,142
In more than two years but less than three years	1,759	1,661
In more than three years but less than four years	1,579	1,457
In more than four years but less than five years	1,387	1,316
In more than five years	4,242	4,696
	14,286	14,691
Effect of discounting	(1,747)	(1,659)
Lease liability - as disclosed in note 21 'Borrowings'	12,539	13,032

Schedule of the Group's income as a lessor

	2022	2021
	€m	€m
Operating leases
Lease revenue (note 2 'Revenue disaggregation and segmental analysis')	758	559
Income from leases not recognised as revenue	45	180

Schedule of committed amounts to be received from the Group's operating leases

	Maturity
	Within one	In one to two	In two to	In three to four	In four to five	In more than
	year	years	three years	years	years	five years	Total
	€m	€m	€m	€m	€m	€m	€m
31 March 2022
Committed operating lease payments due to the Group as a lessor	513	250	161	128	114	343	1,509

31 March 2021
Committed operating lease payments due to the Group as a lessor	510	261	175	134	115	395	1,590